Offerings - Offering: 1	Apr. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 742,102,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 102,484.36
Offering Note	(a) This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-276141), in accordance with Rules 456(b) and 457(r) under the Securities Act. (b) The Proposed Maximum Offering Price Per Unit is 98.947%.